Leases - Summary Of Consolidated Balance Sheet For Operating Leases And Finance Leases (Detail) - USD ($) $ in Thousands	Mar. 27, 2021	Mar. 28, 2020
Leases [Abstract]
2022	$ 13,319
2023	13,802
2024	13,196
2025	11,895
2026	10,492
Thereafter	61,338
Total minimum lease payments	124,042
Less: amount of total minimum lease payments representing interest	(51,031)
Present value of future total minimum lease payments	73,011
Less: current portion of lease liabilities	(6,298)	$ (5,823)
Long-term lease liabilities	$ 66,713	$ 72,636